Income taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
TonnageTaxes	$ 2,103	$ 2,087	$ 1,506
Income tax	$ 152	$ 109	$ 61